CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Cash Flows from Operating Activities:
Net income (loss) for the period	$ 1,638,306	$ 3,720,859	$ (4,840,661)	$ 67,780,068
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock option compensation	0	72,064	31,043	291,997
Depreciation	33,000	12,140	98,565	35,809
Gain on sale of mining data	0	0	0	(52,500,000)
Arbitration award	0	0	0	(36,000,000)
Write-down of property, plant and equipment	0	14,000		14,000
Loss on marketable equity and debt securities	34,378	3,352,852	134,943	3,364,456
Income tax	(4,347,907)	(12,325,049)	(4,347,907)	(10,723,710)
Changes in non-cash working capital:
Net decrease (increase) in deposits, advances and other	422,510	277,326	493,273	(913,001)
Net increase (decrease) in payables and accrued expenses	(782,734)	(397,807)	1,286,772	3,098,260
Net cash used in operating activities	(3,002,447)	(5,273,615)	(7,143,972)	(25,552,121)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(6,525)	(1,394)	(10,010)	(71,272)
Proceeds from disposition of marketable securities	0	24,500	0	24,500
Net cash used in investing activities	(6,525)	23,106	(10,010)	(46,772)
Cash Flows from Financing Activities:
Return of capital	0	0	(75,540,237)	0
Net cash used in financing activities	0	0	(75,540,237)	0
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(3,008,972)	(5,250,509)	(82,694,219)	(25,598,893)
Cash and cash equivalents - beginning of period	67,961,106	117,324,334	147,646,353	137,672,718
Cash and cash equivalents - end of period	64,952,134	112,073,825	64,952,134	112,073,825
Supplemental Cash Flow Information:
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 10,921,926